INTANGIBLE ASSETS (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020		Mar. 31, 2019
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	$ 2,027.9		$ 1,055.6
Acquisition of subsidiaries	31.9		811.5
Amortization	(106.1)		(74.9)
Impairment	(40.7)
Transfers and others	(6.8)		(6.8)
Foreign currency exchange differences	49.7		(0.8)
Intangible assets, end	2,056.5	[1]	2,027.9
Cost of sales
Reconciliation of changes in intangible assets and goodwill [abstract]
Amortization	65.8		43.7
Research and development expenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Amortization	38.5		29.4
Selling, general and administrative expenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Amortization	1.8		1.8
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	2,543.2
Intangible assets, end	2,700.9		2,543.2
Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(515.3)
Intangible assets, end	(644.4)		(515.3)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	1,067.7		625.5
Acquisition of subsidiaries	20.1		443.0
Amortization	0.0		0.0
Impairment	(37.5)
Transfers and others	0.0		0.0
Foreign currency exchange differences	35.0		(0.8)
Intangible assets, end	1,085.3		1,067.7
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	1,067.7
Intangible assets, end	1,122.8		1,067.7
Goodwill | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	0.0
Intangible assets, end	(37.5)		0.0
Capitalized development costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	210.6		173.7
Acquisition of subsidiaries	5.8		7.6
Amortization	(39.6)		(30.5)
Impairment	(3.2)
Transfers and others	(11.1)		(10.0)
Foreign currency exchange differences	0.8		0.4
Intangible assets, end	249.5		210.6
Capitalized development costs | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	375.0
Intangible assets, end	454.2		375.0
Capitalized development costs | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(164.4)
Intangible assets, end	(204.7)		(164.4)
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	322.8		154.5
Acquisition of subsidiaries	13.0		191.4
Amortization	(34.7)		(22.4)
Impairment	0.0
Transfers and others	2.9		0.0
Foreign currency exchange differences	8.0		(0.7)
Intangible assets, end	312.0		322.8
Customer relationships | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	460.9
Intangible assets, end	486.1		460.9
Customer relationships | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(138.1)
Intangible assets, end	(174.1)		(138.1)
Licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	324.4		0.0
Acquisition of subsidiaries	(7.0)		169.5
Amortization	(12.8)		(2.3)
Impairment	0.0
Transfers and others	(2.7)		0.0
Foreign currency exchange differences	5.0		0.5
Intangible assets, end	308.7		324.4
Licenses | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	326.7
Intangible assets, end	326.2		326.7
Licenses | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(2.3)
Intangible assets, end	(17.5)		(2.3)
ERP and other software
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	70.7		64.9
Acquisition of subsidiaries	0.0		0.0
Amortization	(14.1)		(14.3)
Impairment	0.0
Transfers and others	4.1		2.7
Foreign currency exchange differences	0.3		0.2
Intangible assets, end	73.0		70.7
ERP and other software | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	208.8
Intangible assets, end	213.3		208.8
ERP and other software | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(138.1)
Intangible assets, end	(140.3)		(138.1)
Other intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	31.7		37.0
Acquisition of subsidiaries	0.0		0.0
Amortization	(4.9)		(5.4)
Impairment	0.0
Transfers and others	0.0		0.5
Foreign currency exchange differences	0.6		(0.4)
Intangible assets, end	28.0		31.7
Other intangible assets | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	104.1
Intangible assets, end	98.3		104.1
Other intangible assets | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(72.4)
Intangible assets, end	(70.3)		(72.4)
Internally generated
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	98.2		86.6
Internally generated | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0		0.0
Internally generated | Capitalized development costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	86.2		69.4
Internally generated | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0		0.0
Internally generated | Licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0		0.0
Internally generated | ERP and other software
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	12.0		17.2
Internally generated | Other intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0		0.0
Not internally generated
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	2.4		156.7
Not internally generated | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0		0.0
Not internally generated | Capitalized development costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0		0.0
Not internally generated | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0		0.0
Not internally generated | Licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	1.8		156.7
Not internally generated | ERP and other software
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0		0.0
Not internally generated | Other intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	$ 0.6		$ 0.0

[1]	Refer to Note 2 - Changes in accounting policies for the impact of adopting IFRS16.